INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 1,946	$ 1,685	$ 4,142	$ 3,278
Net income	34	254	182	419
Share of profit (loss) of associates and joint ventures accounted for using equity method	11	34	59	52	$ 224
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,804	1,319	3,591	2,850
Net income	$ 70	$ 83	$ 219	$ 134